LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Summary of components of lease cost

	Year ended December 31,
	2019	2019
	RMB	(Note2)USD
		Unaudited
Operating lease cost	48,834	7,015
Short-term lease cost	14,795	2,125
Total lease cost	63,629	9,140

Summary of amounts reported in the consolidated balance sheet

	December 31,
	2019	2019
	RMB	(Note2)USD
		Unaudited
Operating lease：
Operating lease ROU assets	34,476	4,952
Operating lease liabilities	30,846	4,431

Summary of other information related to leases

Supplemental cash flow information	Year ended December 31,
	2019	2019
	RMB	(Note2)USD
		Unaudited

Operating cash flow from operating and short-term leases	67,259	9,661
ROU assets obtained in exchange for lease liability*	101,466	14,575
Reduction of ROU assets due to modification in lease term	(16,719)	(2,401)

Lease Term and Discount Rate	December 31,
2019

Weighted average remaining lease term	1.56 years
Weighted average discount rate	4.67%

*Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.

Summary of maturities of lease liabilities under non-cancellable leases

RMB
Year ending December 31
2020	24,124
2021	4,343
2022	1,217
2023	1,217
2024 and thereafter	1,217
Total undiscounted lease payments	32,118
Less: imputed interest	(1,272)
Total lease liabilities	30,846

Summary of future minimum lease payments under non-cancellable operating leases agreements as of December 31, 2018

RMB

Year ending December 31
2019	53,582
2020	22,193
2021	18,792
2022	4,962
2023	5,034
2024 and thereafter	5,479
Total	110,042